PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	As of December 31,
	2012	2013

Deposits of share repurchase (1)	$—	$10,860
Advances to suppliers (2)	10,160	4,054
Receivables related to online gaming (3)	8,628	5,931
Interest income receivable (4)	2,708	2,869
Prepaid expenses	3,216	4,404
Other current assets	2,923	4,022
Rental deposits	1,956	1,940

Total	$29,591	$34,080

(1)         The board of directors of the Company approved a series of share repurchase programs in September 2011, December 2012 and June 2013, respectively, whereby the Company is authorized, but not obligated to repurchase its outstanding American Depositary Shares (“ADSs”) from the open market within one year time period for each authorized program.  The Company made the deposits of share repurchases of $nil, $10,860 to Morgan Stanley (“MS”) as of December 31, 2012 and 2013 respectively.

(2)         Advance to suppliers are mainly comprised of prepayments to certain merchants for social commerce business in 2012.  The amount was $8,517 and $nil as of December 31, 2012 and 2013, respectively.  In 2013, advance to suppliers are mainly comprised of prepayment to suppliers for purchasing fixed assets, contents and copyrights. Advances to suppliers were non-interest bearing and short-term in nature.

As of December 31, 2012, an allowance of $1,020 was provided for the advance to suppliers of social commerce business. As described in Note 4, the business of social commerce business operated by Nuomi was disposed of in 2013. Accordingly, no allowance was provided in connection with social commerce business as of December 31, 2013. In the year ended December 31, 2013, an allowance of $252 was provided for the advance to game developers based on specific identification after considering repayment patterns and supplier credit worthiness.

(3)         Receivables related to online gaming represents balances paid online by end users but held at a third party electronic payment service provider, which were in transition to the Company’s bank accounts as of December 31, 2012 and 2013.  The balances were received by the Company a few days after December 31, 2012 and 2013, respectively.

(4)         Interest income receivable of $2,708 and $ 2,869 as of December 31, 2012 and 2013 mainly related to the earned and accrued interest of the term deposits with financial institutions during the year.